Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 15.9%
Sberbank of Russia PJSC	20,197,587	$73,530,907
Sberbank of Russia PJSC, ADR	1,267,510	18,543,671
Sberbank of Russia PJSC, ADR, New	11,690	170,674
VTB Bank PJSC	11,113,765,016	7,838,602
VTB Bank PJSC, GDR(a)	51,778	71,454

		100,155,308

Capital Markets — 2.2%
Moscow Exchange MICEX-RTS PJSC	8,657,830	14,238,877

Chemicals — 1.7%
PhosAgro PJSC, GDR(a)	871,572	10,737,767

Electric Utilities — 2.3%
Inter RAO UES PJSC	205,988,000	14,292,881

Food & Staples Retailing — 5.9%
Magnit PJSC, GDR(a)	1,576,995	18,001,398
X5 Retail Group NV, GDR(a)	569,750	19,006,442

		37,007,840

Metals & Mining — 18.8%
Alrosa PJSC	12,971,250	15,722,116
Magnitogorsk Iron & Steel Works PJSC	18,007,000	10,922,715
MMC Norilsk Nickel PJSC	107,962	28,634,204
Novolipetsk Steel PJSC	6,849,520	13,792,825
Polymetal International PLC	1,194,442	17,949,153
Polyus PJSC	151,125	16,203,553
Severstal PJSC	1,089,825	15,396,936

		118,621,502

Oil, Gas & Consumable Fuels — 46.9%
Gazprom PJSC	26,897,600	107,782,914

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
LUKOIL PJSC	979,813	$93,567,797
Novatek PJSC, GDR(a)	141,787	28,073,826
Rosneft Oil Co. PJSC, GDR(a)	1,805,113	12,238,666
Rosneft Oil Co. PJSC	1,677,650	11,511,493
Surgutneftegas PJSC	21,897,246	15,025,184
Tatneft PJSC	2,434,505	28,045,861

		296,245,741

Wireless Telecommunication Services — 3.4%
Mobile TeleSystems PJSC, ADR	2,281,433	21,536,728

Total Common Stocks — 97.1% (Cost: $513,166,050)		612,836,644

Preferred Stocks

Oil, Gas & Consumable Fuels — 2.7%
Surgutneftegas PJSC, Preference Shares, NVS	21,779,800	12,230,169
Transneft PJSC, Preference Shares, NVS	1,883	4,977,777

		17,207,946

Total Preferred Stocks — 2.7% (Cost: $16,334,844)		17,207,946

Total Investments in Securities — 99.8% (Cost: $529,500,894)		630,044,590

Other Assets, Less Liabilities — 0.2%		956,178

Net Assets — 100.0%		$631,000,768

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	653,000	(653,000)	—	$—	$6,828	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1	12/20/19	$52	$(790)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Russia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$612,836,644	$—	$—	$612,836,644
Preferred Stocks	17,207,946	—	—	17,207,946

	$630,044,590	$—	$—	$630,044,590

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(790)	$—	$—	$(790)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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